Derivatives (Embedded Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ 360	$ 336
Embedded Derivative, Fair Value of Embedded Derivative Liability	3,170	840
Ceded guaranteed minimum benefits | Premiums, reinsurance and other receivables
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	409	363
Direct guaranteed minimum benefits | Policyholder account balances
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	2,237	122
Assumed guaranteed minimum benefits | Policyholder account balances
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	741	712
Funds withheld on ceded reinsurance | Other liabilities
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Other Embedded Derivatives [Member] | Policyholder account balances
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	192	6
Options embedded in debt or equity securities [Member] | Other invested assets
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	0	35
Options embedded in debt or equity securities [Member] | Other Investments [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ (49)	$ (62)